Overview of the Company - Additional Information (Details)	12 Months Ended
	Feb. 28, 2021	Jul. 29, 2020 USD ($) shares
Overview of the Company [Line Items]
Business combination agreement date	Jul. 29, 2020
Triterras Fintech Pte. Ltd.
Overview of the Company [Line Items]
Cash consideration | $		$ 60,000,000
Issuance of ordinary shares		51,622,419
Triterras Fintech Pte. Ltd. | Top of Range
Overview of the Company [Line Items]
Issuance of additional ordinary shares		15,000,000